S000028695 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
FTSE Nareit Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.88%	6.63%	5.70%
CTIVP - CenterSquare Real Estate Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	2.19%	6.60%	5.70%
Performance Inception Date				May 07, 2010
CTIVP - CenterSquare Real Estate Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	2.11%	6.36%	5.44%
Performance Inception Date				May 07, 2010